Lease Right-Of-Use Asset and Lease Liabilities - Schedule of Other Information (Details)	12 Months Ended
May 31, 2020 USD ($)
Leases [Abstract]
Operating cash flow from operating lease	$ 57,032
Right-of-use assets obtained in exchange for operating lease liabilities	$ 192,741
Remaining lease term for operating lease (years)	2 years 2 months 30 days
Weighted average discount rate for operating lease	3.25%